SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Summary of Share Capital (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Issued shares: Balance at start of year (in shares)		144,272,697
Issued shares: Balance at end of year (in shares)		144,272,697	144,272,697
Increase (Decrease) In Share Capital, Shares Outstanding [Roll Forward]
Outstanding number of shares: Balance at beginning of year (in shares)		143,277,697	143,827,697
Shares distribution (in shares)		355,000
Outstanding number of shares: Balance at end of year (in shares)		143,327,697	143,277,697	143,827,697
Share capital, par value (in dollars per share)		$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
2016 Share Option Scheme [Member]
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Settlement of options (in shares)			305,000	75,000
Hemen Holdings Ltd [Member]
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Issue of consideration shares to Hemen (in shares)	2,000,000
Common Stock [Member]
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Issued shares: Balance at start of year (in shares)	142,197,697	144,272,697	144,272,697	142,197,697
Issued shares: Balance at end of year (in shares)		144,272,697	144,272,697	144,272,697
Increase (Decrease) In Share Capital, Shares Outstanding [Roll Forward]
Outstanding number of shares: Balance at beginning of year (in shares)	142,197,697	143,277,697	143,827,697	142,197,697
Shares issued (in shares)		0	0	2,075,000
Repurchases of shares (in shares)		0	(855,000)	(445,000)
Shares distribution (in shares)		50,000	305,000	0
Outstanding number of shares: Balance at end of year (in shares)		143,327,697	143,277,697	143,827,697
Common Stock [Member] | 2016 Share Option Scheme [Member]
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Settlement of options (in shares)		0	0	75,000
Common Stock [Member] | Hemen Holdings Ltd [Member]
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Issue of consideration shares to Hemen (in shares)		0	0	2,000,000